Significant accounting policies - Revenue recognition (Details)	12 Months Ended
Dec. 31, 2017
Minimum
Property, Plant and Equipment [Line Items]
Term of contract (less than one year)	1 year
Dene North Site Services
Property, Plant and Equipment [Line Items]
Undivided ownership interest, percentage	49.00%